Accrued expenses and other current liabilities	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

The Group’s accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Accrued credit points for online store consumption (i)	2,159,093	881,573	121,485
Accrued payroll and employee benefits	431,413	423,634	58,378
Service charge payable related to market promotion of DAKA merchant membership services	288,836	1,403,548	193,414
Loans to third-parties (ii)	20,584	6,226,933	858,094
Others	159,986	563,954	77,715
Total	3,059,912	9,499,642	1,309,086

(i)	This amount represents the Company's estimated obligation related to unused customer reward points earned through qualifying purchases of sports watches. Points are accumulated based on customers' step counts and can be redeemed for products in the Company's online store. The liability is measured based on the expected value of future redemptions, estimated using historical redemption rates and current point balances.

(ii)	In fiscal year 2025, Fit-One entered into one-year unsecured loan agreements with its business partners of total RMB4,944,503 (US$681,371) with interest-free for its business development purpose.

In fiscal year 2025, Dazhika entered into one-year unsecured loan agreements with its business partners of total RMB1,282,430 (US$176,724) with interest-free for its business development purpose.